BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Statement of Financial Position [Abstract]
Preferred Stock, par value per share	$ .001	$ .001	$ .001
Preferred Stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock, par value per share	$ .001	$ .001	$ .001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	17,819,548	17,819,548	17,819,548
Common Stock, shares outstanding	17,819,548	17,819,548	17,819,548